DEBT - SHORT-TERM BANK FACILITIES (Details) - USD ($)	12 Months Ended
	Sep. 30, 2020	Apr. 24, 2020	Dec. 13, 2019	Sep. 30, 2019	Dec. 05, 2018	Jun. 25, 2018
NJR | Letters of Credit on Behalf of NJRES
Short-term Debt [Line Items]
Letters of credit outstanding, amount	$ 10,300,000			$ 4,800,000
NJR | Bank revolving credit facilities
Short-term Debt [Line Items]
Commitment fee percentage	0.075%
NJNG | Letters of credit
Short-term Debt [Line Items]
Letters of credit outstanding, amount	$ 731,000			731,000
NJNG | Committed Credit Facilities Due December 2023
Short-term Debt [Line Items]
Outstanding at end of period	$ 0
NJNG | Bank revolving credit facilities
Short-term Debt [Line Items]
Commitment fee percentage	0.075%
Bank revolving credit facilities | NJR
Short-term Debt [Line Items]
Bank revolving credit facilities		$ 250,000,000			$ 425,000,000	$ 425,000,000
Bank revolving credit facilities | NJR | Committed Credit Facilities Due December 2023
Short-term Debt [Line Items]
Bank revolving credit facilities	$ 425,000,000			425,000,000
Outstanding at end of period	$ 125,350,000			$ 25,450,000
Weighted average interest rate at end of period	1.49%			3.04%
Amount available at end of period	$ 289,356,000			$ 394,800,000
Bank revolving credit facilities | NJR | Credit Facilities Due April 2021
Short-term Debt [Line Items]
Bank revolving credit facilities	250,000,000		$ 150,000,000	0
Outstanding at end of period	$ 0			$ 0
Weighted average interest rate at end of period	0.00%			0.00%
Amount available at end of period	$ 250,000,000			$ 0
Bank revolving credit facilities | NJNG | Committed Credit Facilities Due December 2023
Short-term Debt [Line Items]
Bank revolving credit facilities	$ 250,000,000			250,000,000
Outstanding at end of period				$ 0
Weighted average interest rate at end of period	0.00%			0.00%
Amount available at end of period	$ 249,269,000			$ 249,269,000